Stock Based Compensation - Legacy NeuroRx 2016 Omnibus Incentive Plan (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Vested substitute options
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Plan Modification, Incremental Cost	$ 1.0
Vested substitute options | General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Plan Modification, Incremental Cost	1.0
Vested substitute options | Research and Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Plan Modification, Incremental Cost	0.1
Unvested substitute options
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Plan Modification, Incremental Cost	$ 25.9